Label	Element	Value
Global Atlantic BlackRock High Yield Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Global Atlantic BlackRock High Yield Portfolio
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been restated to reflect current fees. In addition, “Other Expenses” for Class III shares are based on estimated amounts.
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio. Acquired Fund Fees and Expenses have been estimated for the current year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
(C)	The “Fund Summary: Global Atlantic BlackRock High Yield Portfolio - Principal Investment Strategies” section of the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to fixed-income securities.

Under normal market conditions, the Portfolio’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”) allocates at least 80% of the Portfolio’s assets to a diversified group of underlying fixed income exchange-traded funds (“Underlying ETFs”) that are affiliated with BlackRock and invest primarily in fixed-income securities and/or cash alternatives in both U.S. and non-U.S. markets. The Portfolio incorporates a multi-sector fixed income strategy that, under normal circumstances, seeks to adjust allocations to fixed income sectors that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the Underlying ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of Underlying ETFs will vary with market conditions and BlackRock's assessment of the Underlying ETFs’ relative attractiveness as investment opportunities. Certain Underlying ETFs’ investments will focus on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. In addition, the Underlying ETFs may invest up to 25% in lower quality debt securities (rated BB or lower by Standard & Poor’s or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services), sometimes referred to as “junk bonds.” An Underlying ETF may integrate environmental, social and governance (“ESG”) factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to fixed-income securities.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Global Atlantic Portfolios

Global Atlantic BlackRock High Yield Portfolio

(the “Portfolio”)

(a series of Forethought Variable Insurance Trust)

Class I, II and III Shares

Supplement dated June 17, 2026

to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2026, as supplemented to date

At a meeting held on May 7, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Forethought Variable Insurance Trust (the “Trust”) approved to change the name of the Global Atlantic BlackRock High Yield Portfolio to the Global Atlantic BlackRock Multi-Sector Fixed Income Portfolio and also approved changes to the Portfolio’s 80% investment policy, investment strategy, management fee rate schedule and operating expense limitation agreement. These changes are described in more detail below and go into effect on September 30, 2026. In addition, as described in a previously filed supplement dated May 13, 2026, the Board also approved the reorganization of Global Atlantic Goldman Sachs Core Fixed Income Portfolio into the Portfolio on or about October 2, 2026.

Global Atlantic BlackRock High Yield Portfolio | Affiliated Underlying ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Affiliated Underlying ETF Risk: The Portfolio invests in Underlying ETFs that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying ETFs both because the fees payable to it and/or its affiliates by some Underlying ETFs are higher than the fees payable by other Underlying ETFs and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying ETFs.

Global Atlantic BlackRock High Yield Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic BlackRock High Yield Portfolio | Corporate Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet an Underlying ETF’s redemption obligations, meaning that the Underlying ETF may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Global Atlantic BlackRock High Yield Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Global Atlantic BlackRock High Yield Portfolio | ESG Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ESG Investing Risk: The Portfolio may invest a portion of its assets in Underlying ETFs that integrate ESG in their investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. An Underlying ETF may forgo certain investment opportunities, which may affect the Portfolio's exposure to certain companies or industries. An Underlying ETF’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. An Underlying ETF may invest in companies that do not reflect the beliefs and values of any particular investor.

Global Atlantic BlackRock High Yield Portfolio | ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying ETFs. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic BlackRock High Yield Portfolio | Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: To the extent that the Portfolio or an Underlying ETF focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio or Underlying ETF may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Global Atlantic BlackRock High Yield Portfolio | Forward Currency Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Forward Currency Contracts Risk: Use of forward currency contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time.

Global Atlantic BlackRock High Yield Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk: Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Interest rate changes may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect an Underlying ETF’s performance. Duration is a measure of how sensitive a bond is to interest rate changes. Securities with longer durations tend to be more sensitive to these interest rate changes and their prices are usually more volatile than those of shorter-duration securities. The longer an Underlying ETF’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. Additionally, during periods of very low or negative interest rates, an Underlying ETF may be unable to maintain positive returns or pay dividends to shareholders.

Global Atlantic BlackRock High Yield Portfolio | Mortgage- and Asset-Backed Securities Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage- and Asset-Backed Securities Risks: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying ETF’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic BlackRock High Yield Portfolio | Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Global Atlantic BlackRock High Yield Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic BlackRock High Yield Portfolio | Style Factors Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Style Factors Risk: The equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in an underlying index have characteristics that may cause an Underlying ETF to underperform the index or the market as a whole.

Global Atlantic BlackRock High Yield Portfolio | Underlying ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Underlying ETF Risk: Underlying ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying ETF and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio’s investments include shares of the Underlying ETFs, the Portfolio’s risks include the risks of each Underlying ETF.

Global Atlantic BlackRock High Yield Portfolio | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Treasury Obligations Risk U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.34%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.58%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.52%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	720
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	53
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	180
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 720
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.34%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.83%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.77%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,020
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,020
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class III Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.34%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.73%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.67%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	901
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	400
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 901

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees. In addition, “Other Expenses” for Class III shares are based on estimated amounts.
[3]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio. Acquired Fund Fees and Expenses have been estimated for the current year.
[4]	The Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC, (the “Adviser”), has contractually agreed to waive its fees and to reimburse expenses, at least until October 31, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement will not exceed 0.52%, 0.77%, and 0.67% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser. “Fee Waiver and/or Reimbursement” and “Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement” have been restated to reflect the expense reimbursement effective September 30, 2026.